CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets
Fixed maturities, at fair value (amortized cost: 2021 - $68,055; 2020 - $65,696; allowance for credit losses: 2021 - $1; 2020 - $23)	$ 73,048	$ 72,595
Equity securities, at fair value (cost: 2021 - $804; 2020 - $635)	828	667
Commercial mortgage loans, net of allowance for credit losses (2021 - $103; 2020 - $222)	10,863	10,006
Policy loans	1,527	1,593
Other Long-term Investments	3,646	3,251
Short-term investments	862	462
Total investments	90,774	88,574
Cash	390	656
Accrued investment income	704	707
Accounts and premiums receivable	121	127
Reinsurance receivables, net of allowance for credit losses (2021 - $92; 2020 - $94)	4,543	4,596
Deferred policy acquisition costs and value of business acquired	3,869	3,420
Goodwill	697	826
Other intangibles, net of accumulated amortization (2021 - $368; 2020 - $312)	491	540
Property and equipment, net of accumulated depreciation (2021 - $79; 2020 - $61)	203	204
Other assets	267	271
Assets related to separate accounts
Variable annuity	13,648	12,378
Variable universal life	1,982	1,286
Reinsurance assumed	13,883	13,325
Total assets	131,572	126,910
Liabilities
Future policy benefits and claims	54,064	54,107
Unearned premiums	845	782
Total policy liabilities and accruals	54,909	54,889
Stable value product account balances	8,526	6,056
Annuity account balances	15,846	15,478
Other policyholders' funds	1,820	1,865
Other liabilities	5,084	5,623
Deferred income taxes	1,428	1,779
Subordinated debt	110	110
Secured financing liabilities	1,572	496
Liabilities related to separate accounts
Variable annuity	13,648	12,378
Variable universal life	1,982	1,286
Reinsurance assumed	13,883	13,325
Total liabilities	118,808	113,285
Shareowner's equity
Preferred Stock; $1 par value, shares authorized: 2; Liquidation preference: $2	0	0
Common Stock, $1 par value, shares authorized and issued: 2021 and 2020 - 5,000	5	5
Additional paid-in-capital	8,525	8,525
Retained earnings	1,832	1,547
Accumulated other comprehensive income (loss):
Net unrealized gains (losses) on investments, net of income tax: (2021 - $641; 2020 - $946)	2,412	3,558
Net unrealized losses on investments for which a credit loss has been recognized in earnings, net of income tax: (2021 - $(1); 2020 - $(1))	(3)	(2)
Accumulated loss - derivatives, net of income tax: (2021 - $(2); 2020 - $(2))	(7)	(8)
Total shareowner's equity	12,764	13,625
Total liabilities and shareowner's equity	$ 131,572	$ 126,910